Debt - 7.5% Notes Due 2021 (Details) - USD ($)	Jun. 04, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Fair value of debt instrument		$ 250,000,000	$ 234,220,000
Long-term Debt [Member] | Senior secured notes due June 01, 2021 [Member]
Debt Instrument [Line Items]
Face amount	$ 250,000,000
Proceeds from debt issuance	$ 246,330,000
Stated interest rate	7.50%	7.50%	7.50%	7.50%
Fair value of debt instrument			$ 234,220,000	$ 169,220,000
Equity interests in foreign subsidiaries, percentage			65.00%